May 5, 2011

Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:       National Variable Annuity Account II - (“Registrant”)

            Post-Effective Amendment No. 26 to the Registration

            Statement filed on Form N-4 (SEC

File Nos. 333-19583; 811-08015)

Ladies and Gentlemen:

On behalf of National Life Insurance Company (the “Company”) and National Variable Annuity Account II (the “Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended.  In this regard, we certify that the Prospectus and the Statement of Additional Information for the variable universal life insurance policies offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-4 for the Account.  That Amendment was filed electronically with the Commission on April 29, 2011.

If you have any questions or would like further information, please contact me at (802) 229-7402.

Sincerely,

National Variable Annuity Account II

By:   /s/ Lindsay E. Staples

Lindsay E. Staples

Sr. Securities Paralegal

National Life Insurance Company

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National Life Group® is a trade name of National Life Insurance Company and its affiliates.  Each company of the National Life Group is solely responsible for its own financial condition and contractual obligations.

National Life Insurance Company s One National Life Drive sMontpelier, Vermont 05604